Share based compensation reserve - Director and Senior Management Share Awards (Details)			1 Months Ended	3 Months Ended
	Jul. 10, 2024 shares	Jul. 06, 2023	Apr. 30, 2024 shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	36,738	35,082
Awards vested and issued in period (in shares)	(35,082)			(23,118)
Liabilities from share-based payment transactions (in shares)	11,964
New awards granted in the period (in shares)	36,738	35,082
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			3,458,891	3,128,416	2,503,002
New awards granted in the period (in shares)				1,139,591	1,112,460
Forfeitures in the period (in shares)				(258,062)	(27,523)
Number of other equity instruments expired in share-based payment arrangement					129,048
Awards vested and issued in period (in shares)				(631,994)
Number of other equity instruments outstanding (in shares) at end of period				3,377,951	3,458,891
New awards granted in the period (in shares)				1,139,591	1,112,460
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)			(256,687)
Liabilities from share-based payment transactions (in shares)			219,865
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)				(349,823)
Liabilities from share-based payment transactions (in shares)				282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)			(62,000)
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			476,552		605,600
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					0
Number of other equity instruments expired in share-based payment arrangement					129,048
Number of other equity instruments outstanding (in shares) at end of period					476,552
New awards granted in the period (in shares)					0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			721,372	704,983	730,594
New awards granted in the period (in shares)				0	0
Forfeitures in the period (in shares)				(148,989)	(9,222)
Number of other equity instruments expired in share-based payment arrangement					0
Awards vested and issued in period (in shares)				(555,994)
Number of other equity instruments outstanding (in shares) at end of period				0	721,372
New awards granted in the period (in shares)				0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			156,000	441,991	163,000
New awards granted in the period (in shares)				62,000	0
Forfeitures in the period (in shares)				(15,000)	(7,000)
Number of other equity instruments expired in share-based payment arrangement					0
Awards vested and issued in period (in shares)				(76,000)
Number of other equity instruments outstanding (in shares) at end of period				412,991	156,000
New awards granted in the period (in shares)				62,000	0
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			992,507	922,250	1,003,808
New awards granted in the period (in shares)				0	0
Forfeitures in the period (in shares)				(50,674)	(11,301)
Number of other equity instruments expired in share-based payment arrangement					0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				871,576	992,507
New awards granted in the period (in shares)				0	0
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period			1,112,460	1,059,192	0
New awards granted in the period (in shares)				0	1,112,460
Forfeitures in the period (in shares)				(43,399)	0
Number of other equity instruments expired in share-based payment arrangement					0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				1,015,793	1,112,460
New awards granted in the period (in shares)				0	1,112,460
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				0
New awards granted in the period (in shares)				1,077,591
Forfeitures in the period (in shares)				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				1,077,591
New awards granted in the period (in shares)				1,077,591